Accumulated Deficit During Development Stage (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Accumulated Deficit During Development Stage [Abstract]
Schedule of accumulated deficit during development stage
	Years Ended June 30,
	2021	2020	2019

Balance at beginning of year	154,419,061	141,236,838	129,583,125
Impact of initial adoption of IFRS 16	-	6,261	-
Net loss for the year	15,309,353	13,456,800	12,337,830
Reclassify expired options from reserves	-	(280,838)	(684,117)

Balance at end of year	169,728,414	154,419,061	141,236,838